Subsequent events	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Subsequent events
34.	Subsequent events
(Cancellation of shares of its common stock)
Based on the resolution of Sony Group Corporation’s Representative Corporate Executive Officer delegated by the Board of Directors and the Companies Act of Japan, Sony Group Corporation canceled shares of its common stock held as treasury stock as follows.

1.	Number of shares canceled: 12,612,300 shares

2.	Cancellation date: April 10, 2024
(Setting of parameters for repurchase of shares of its own common stock)
Sony Group Corporation approved the setting of the following parameters for repurchase of its own common stock pursuant to the Companies Act of Japan and Sony Group Corporation’s Articles of Incorporation at the meeting of its Board of Directors held on May 14, 2024.

1.	Total number of shares for repurchase: 30 million shares (maximum)

2.	Total purchase price for repurchase of shares: 250 billion yen (maximum)

3.	Period of repurchase: May 15, 2024 to May 14, 2025

*	The total number of shares for repurchase shown in 1. above after the effective date of the stock split (October 1, 2024) described below will be 150 million shares (maximum).

(Stock Split)
Sony Group Corporation approved the implementation of a stock split of its common stock as follows at the meeting of its Board of Directors held on May 14, 2024.

1.	Method of Stock Split
Each share of Sony Group Corporation’s common stock owned by shareholders whose names appear on the register of shareholders as of the close of the record date of September 30, 2024, will be split into five (5) shares per share.

2.	Number of shares to be increased by Stock Split

(i) Total number of issued shares before stock split:	1,248,619,589 shares
(ii) Number of shares to be increased by stock split:	4,994,478,356 shares
(iii) Total number of issued shares following stock split:	6,243,097,945 shares
(iv) Total number of authorized shares following stock split:	18,000,000,000 shares

*
Total number of issued shares shown above is based on the total number of issued shares as of April 30, 2024, and may increase by the record date of the stock split due to the exercise of stock acquisition rights.

3.	Schedule of Stock Split

(i) Public notice of record date:	September 13, 2024
(ii) Record date:	September 30, 2024
(iii) Effective date:	October 1, 2024

4.	Partial Amendment to Articles of Incorporation
Sony Group Corporation plans to amend its Articles of Incorporation to increase the total number of shares authorized to be issued by Sony Group Corporation from 3.6 billion to 18.0 billion, in accordance with Article 184, Paragraph 2 of the Companies Act of Japan, effective on October 1, 2024, which is the effective date of the stock split.

5.	Impact on per share information
Per share information assuming that the stock split was implemented at the beginning of the fiscal year ended March 31, 2022, would be as follows.

	Yen
	Fiscal year ended March 31
	2022	2023	2024

Basic net income attributable to Sony Group Corporation’s stockholders per share	142.37	162.71	157.66
Diluted net income attributable to Sony Group Corporation’s stockholders per share	141.03	161.97	157.14